Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Capitalized Costs for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	$ 795,594,996	$ 851,120,645	$ 772,882,060
Proved Properties
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	2,866,888,317	2,755,452,487	2,483,134,177
Construction in progress
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	78,758,180	65,874,785	64,911,619
Accumulated depreciation and amortization
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	$ (2,150,051,501)	$ (1,970,206,627)	$ (1,775,163,736)